Income tax receivables and payables	12 Months Ended
Dec. 31, 2022
Income tax receivables and payables
Income tax receivables and payables

10 Income tax receivables and payables

(€ million)	December 31, 2022				December 31, 2021
	Receivables		Payables		Receivables		Payables
	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
Income taxes	317	114	2,108	253	195	108	648	374

Income taxes are described in note 33 — Income taxes.

Non-current income tax payables include the likely outcome of pending litigation with tax authorities in relation to uncertain tax matters relating to foreign subsidiaries of the Exploration & Production segment for €206 million (€230 million at December 31, 2021).